23. Deferred revenue (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredIncomeLineItems [Line Items]
Deferred revenue	R$ 168	R$ 248
Deferred revenue, current	146	224
Deferred revenue, noncurrent	22	24
Additional or extended warranties
DisclosureOfDeferredIncomeLineItems [Line Items]
Deferred revenue	27	35
Barter agreement
DisclosureOfDeferredIncomeLineItems [Line Items]
Deferred revenue	14	12
Services rendering agreement
DisclosureOfDeferredIncomeLineItems [Line Items]
Deferred revenue	13	15
Back lights
DisclosureOfDeferredIncomeLineItems [Line Items]
Deferred revenue	104	85
Future revenue agreement (note 23.1)
DisclosureOfDeferredIncomeLineItems [Line Items]
Deferred revenue	0	100
Others
DisclosureOfDeferredIncomeLineItems [Line Items]
Deferred revenue	R$ 10	R$ 1